13F-HR
13-F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2011

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this
Report:

Name:       Belden and Associates
Address:    650 California Street, 24th Floor
            San Francisco, CA  94108

13F File Number:  028-11565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:             Louis deK. Belden
Title:            President
Phone:            415-677-1400
Signature, Place and Date of Signing:
Louis deK. Belden San Francisco, CA     December 31, 2011

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total: $67,889

List of Other Included Managers:

                         TITLE               VALUE         SHARES    SH/    PU/    INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          OF CLASS    CUSIP   (X$1000)       PRN AMT   PRN    CALL   DISCRETN   MANAGERS   SOLE      SHARED  OTHER
ADVANCE AUTO PARTS         COM   00751y106   895            12,850    SH             SOLE                0         0       12850
AFLAC INC                  COM   001055102   538            12,438    SH             SOLE                0         0       12438

AIR PRODUCTS AND           COM   009158106   1,101          12,921    SH             SOLE                0         0       12921

AUTOMATIC DATA             COM   053015103   1,805          33,412    SH             SOLE                0         0       33412
BANK OF NEW YORK           COM   064058100   433            21,725    SH             SOLE                0         0       21725

BECTON DICKINSON           COM   075887109   1,929          25,823    SH             SOLE                0         0       25823

BEST BUY INC               COM   086516101   267            11,443    SH             SOLE                0         0       11443
BOEING COMPANY             COM   097023105   1,850          25,215    SH             SOLE                0         0       25215

BP PLC ADR                 COM   055622104   662            15,496    SH             SOLE                0         0       15496

BRISTOL-MYERS SQUIBB       COM   110122108   1,566          44,446    SH             SOLE                0         0       44446
CHEVRON CORP               COM   166764100   3,855          36,234    SH             SOLE                0         0       36234

CORNING INC                COM   219350105   683            52,650    SH             SOLE                0         0       52650

COSTCO WHOLESALE           COM   22160k105   1,685          20,225    SH             SOLE                0         0       20225
EMERSON ELECTRIC           COM   291011104   2,643          56,727    SH             SOLE                0         0       56727

EXPEDITORS                 COM   302130109   657            16,050    SH             SOLE                0         0       16050

EXXON MOBIL                COM   30231g102   4,940          58,284    SH             SOLE                0         0       58284
FEDEX CORP                 COM   31428x106   1,259          15,080    SH             SOLE                0         0       15080

GENERAL ELECTRIC           COM   369604103   3,366          187,914   SH             SOLE                0         0       187914

HEWLETT PACKARD            COM   428236103   1,241          48,192    SH             SOLE                0         0       48192
HOME DEPOT                 COM   437076102   780            18,560    SH             SOLE                0         0       18560

ILLINOIS TOOL WORKS        COM   452308109   1,312          28,080    SH             SOLE                0         0       28080

INTEL CORP                 COM   458140100   543            22,377    SH             SOLE                0         0       22377
INTERNATIONAL BUSINESS     COM   459200101   4,664          25,363    SH             SOLE                0         0       25363

JACOBS ENGINEERING GROUP   COM   469814107   575            14,165    SH             SOLE                0         0       14165

JOHNSON AND JOHNSON        COM   478160104   3,648          55,625    SH             SOLE                0         0       55625
JPMORGAN CHASE             COM   46625h100   450            13,538    SH             SOLE                0         0       13538

MERCK & COMPANY            COM   589331107   620            16,452    SH             SOLE                0         0       16452

MICROSOFT CORP             COM   594918104   1,392          53,605    SH             SOLE                0         0       53605
NESTLE S A ADR             COM   641069406   1,358          23,512    SH             SOLE                0         0       23512

NOKIA CORP ADR             COM   654902204   135            28,050    SH             SOLE                0         0       28050

NOVARTIS ADS               COM   66987v109   1,293          22,612    SH             SOLE                0         0       22612
PFIZER INC                 COM   717081103   3,107          143,590   SH             SOLE                0         0       143590

PROCTER & GAMBLE           COM   742718109   3,797          56,911    SH             SOLE                0         0       56911
ROCHE HOLDING ADR          COM   771195104   1,804          42,400    SH             SOLE                0         0       42400

SAP AG                     COM   803054204   1,346          25,425    SH             SOLE                0         0       25425
STRYKER CORP               COM   863667101   1,059          21,300    SH             SOLE                0         0       21300

SYSCO CORP                 COM   871829107   984            33,545    SH             SOLE                0         0       33545

UNITED TECHNOLOGIES        COM   913017109   1,669          22,840    SH             SOLE                0         0       22840
WALGREEN COMPANY           COM   931422109   2,500          75,606    SH             SOLE                0         0       75606

WELLPOINT INC              COM   94973v107   675            10,195    SH             SOLE                0         0       10195

YUM BRANDS                 COM   988498101   2,802          47,490    SH             SOLE                0         0       47490